Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Outstanding (in Shares)	252,160,087
Balance	$ (564,416)
Capital contribution (Note 3) (in Shares)	11,834,061
Vested earn-out shares (Note 3) (in Shares)	0
Outstanding (in Shares)	266,023,001
Balance	$ (478,540)
Penny Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity (in Shares)	2,479,962
Public Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity (in Shares)	551,300
Restricted share units [member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity (in Shares)	42,328
Issue of Equity	$ (84)
Stock Appreciation Rights [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity (in Shares)	(1,044,737)
Issue of Equity	$ (13,767)	$ 30,302
Share capital [member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Balance	2,126
Capital contribution (Note 3)	118
Vested earn-out shares (Note 3)	6
Balance	2,271
Share capital [member] | Penny Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	25
Share capital [member] | Public Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	6
Share capital [member] | Restricted share units [member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	0
Share capital [member] | Stock Appreciation Rights [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	(10)	35
Share premium [member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Balance	1,058,432
Capital contribution (Note 3)	132,618
Vested earn-out shares (Note 3)	8,300
Balance	1,224,814
Share premium [member] | Penny Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	27,159
Share premium [member] | Public Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	7,582
Share premium [member] | Restricted share units [member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	249
Share premium [member] | Stock Appreciation Rights [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	(9,526)	$ 30,267
Issued Capital And Share Premium [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Balance	1,060,558
Capital contribution (Note 3)	132,736
Vested earn-out shares (Note 3)	8,306
Balance	1,227,085
Issued Capital And Share Premium [Member] | Penny Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	27,184
Issued Capital And Share Premium [Member] | Public Warrants [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	7,588
Issued Capital And Share Premium [Member] | Restricted share units [member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	249
Issued Capital And Share Premium [Member] | Stock Appreciation Rights [Member]
Share capital (Details) - Summary of Movements in Ordinary Shares, Share Capital and Share Premium [Line Items]
Issue of Equity	$ (9,536)